UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
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Check here if Amendment []; Amendment Number:
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This Amendment (Check only one.):  [] is a restatement.
  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jeffrey L. Gendell
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Address: 55 Railroad Avenue
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         Greenwich, Connecticut 06830
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Form 13F File Number:  028-06950

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey L. Gendell
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Title:
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Phone: 203-769-2000
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Signature, Place, and Date of Signing:

 /s/ Jeffrey L. Gendell       New York, NY      11/12/10
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0
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Form 13F Information Table Entry Total: 57
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Form 13F Information Table Value Total: $955,092
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                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.Form 13F File Number Name

NONE

                                                  Form 13F INFORMATION TABLE


           COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4  COLUMN 5   COLUMN6   COLUMN 7              COLUMN 8
------------------------------ -------------  --------- ---------- ---------- --------- ---------- ---------------------------------
                                  TITLE                   VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER              OF CLASS        CUSIP    (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS SOLE       SHARED  NONE
------------------------------ -------------  --------- ---------- ---------- --------- ---------- --------- ---------- ------  ----
AMERIANA BANCORP               COM            023613102   809      204,872     SH         SOLE               204,872       0      0
AMERON INTL INC                COM            030710107   3,155    46,431      SH         SOLE               46,431        0      0
BANK OF AMERICA CORPORATION    COM            060505104   50,870   3,882,500   SH         SOLE               3,882,500     0      0
BROADWIND ENERGY INC           COM            11161T108   37,458   20,031,027  SH         SOLE               20,031,027    0      0
BRUSH ENGINEERED MATLS INC     COM            117421107   28,076   987,199     SH         SOLE               987,199       0      0
CAMCO FINL CORP                COM            132618109   631      320,206     SH         SOLE               320,206       0      0
CAPITAL BK CORP                COM            139793103   192      115,875     SH         SOLE               115,875       0      0
CENTRUE FINL CORP NEW          COM            15643B106   461      277,761     SH         SOLE               277,761       0      0
CLIFFS NATURAL RESOURCES INC   COM            18683K101   35,498   555,350     SH         SOLE               555,350       0      0
COMMUNITY CENTRAL BANK CORP    COM            20363J107   22       32,280      SH         SOLE               32,280        0      0
CONSOL ENERGY INC              COM            20854P109   42,889   1,160,411   SH         SOLE               1,160,411     0      0
DYCOM INDS INC                 COM            267475101   18,709   1,872,731   SH         SOLE               1,872,731     0      0
ENGLOBAL CORP                  COM            293306106   2,657    1,058,409   SH         SOLE               1,058,409     0      0
ENSCO PLC                      SPONSORED ADR  29358Q109   48,340   1,080,700   SH         SOLE               1,080,700     0      0
EXIDE TECHNOLOGIES             COM NEW        302051206   58,976   12,312,410  SH         SOLE               12,312,410    0      0
FIDELITY SOUTHERN CORP NEW     COM            316394105   4,061    634,455     SH         SOLE               634,455       0      0
FIRST BANCSHARES INC MO        COM            318687100   152      21,500      SH         SOLE               21,500        0      0
FIRST DEFIANCE FINL CORP       COM            32006W106   1,178    117,077     SH         SOLE               117,077       0      0
FIRST FED NORTHN MICH BANCOR   COM            32021X105   340      141,680     SH         SOLE               141,680       0      0
FOSTER WHEELER AG              COM            H27178104   32,574   1,331,729   SH         SOLE               1,331,729     0      0
FURMANITE CORPORATION          COM            361086101   1,512    309,753     SH         SOLE               309,753       0      0
GOODYEAR TIRE & RUBR CO        COM            382550101   72,262   6,722,067   SH         SOLE               6,722,067     0      0
HAWTHORN BANCSHARES INC        COM            420476103   2,278    226,128     SH         SOLE               226,128       0      0
HMN FINL INC                   COM            40424G108   821      259,741     SH         SOLE               259,741       0      0
HORIZON BANCORP IND            COM            440407104   2,021    90,818      SH         SOLE               90,818        0      0
INNOSPEC INC                   COM            45768S105   52,201   3,427,537   SH         SOLE               3,427,537     0      0
INTEGRATED ELECTRICAL SVC      COM            45811E301   32,165   8,554,493   SH         SOLE               8,554,493     0      0
JAMES RIVER COAL CO            COM NEW        470355207   24,067   1,372,900   SH         SOLE               1,372,900     0      0
JANUS CAP GROUP INC            COM            47102X105   29,153   2,662,400   SH         SOLE               2,662,400     0      0
LEGG MASON INC                 COM            524901105   42,222   1,393,000   SH         SOLE               1,393,000     0      0
LOUISIANA PAC CORP             COM            546347105   45,092   5,956,709   SH         SOLE               5,956,709     0      0
LSB INDS INC                   COM            502160104   16,743   901,639     SH         SOLE               901,639       0      0
MARSHALL & ILSLEY CORP NEW     COM            571837103   55,968   7,950,050   SH         SOLE               7,950,050     0      0
MASTEC INC                     COM            576323109   30,944   2,998,461   SH         SOLE               2,998,461     0      0
MB FINANCIAL INC NEW           COM            55264U108   832      51,300      SH         SOLE               51,300        0      0
MUTUALFIRST FINL INC           COM            62845B104   2,154    280,100     SH         SOLE               280,100       0      0
NATIONAL OILWELL VARCO INC     COM            637071101   16,009   360,000     SH         SOLE               360,000       0      0
NAVISTAR INTL CORP NEW         COM            63934E108   1,309    30,000      SH         SOLE               30,000        0      0
NORTH AMERN ENERGY PARTNERS    COM            656844107   1,498    183,800     SH         SOLE               183,800       0      0
NORTHEAST BANCORP              COM            663904100   2,101    175,070     SH         SOLE               175,070       0      0
OM GROUP INC                   COM            670872100   41,956   1,392,947   SH         SOLE               1,392,947     0      0
OMNOVA SOLUTIONS INC           COM            682129101   7,491    1,041,917   SH         SOLE               1,041,917     0      0
PARKVALE FINL CORP             COM            701492100   747      121,492     SH         SOLE               121,492       0      0
PATRICK INDS INC               COM            703343103   11,023   5,174,963   SH         SOLE               5,174,963     0      0
PEOPLES BANCORP N C INC        COM            710577107   1,568    323,931     SH         SOLE               323,931       0      0
PREFORMED LINE PRODS CO        COM            740444104   1,306    37,456      SH         SOLE               37,456        0      0
PRINCETON NATL BANCORP INC     COM            742282106   121      25,568      SH         SOLE               25,568        0      0
POVIDENT CMNTY BANCSHARES IN   COM            74386S107   171      112,506     SH         SOLE               112,506       0      0
PROVIDENT FINL HLDGS INC       COM            743868101   1,885    323,800     SH         SOLE               323,800       0      0
SHILOH INDS INC                COM            824543102   729      75,310      SH         SOLE               75,310        0      0
SOUTHERN CMNTY FINL CORP       COM            842632101   413      236,058     SH         SOLE               236,058       0      0
STATE STR CORP                 COM            857477103   29,465   782,400     SH         SOLE               782,400       0      0
SYNALLOY CP DEL                COM            871565107   441      51,851      SH         SOLE               51,851        0      0
TIDEWATER INC                  COM            886423102   6,221    138,840     SH         SOLE               138,840       0      0
TUTOR PERINI CORP              COM            901109108   10,978   546,437     SH         SOLE               546,437       0      0
WESTMORELAND COAL CO           COM            960878106   9,754    989,200     SH         SOLE               989,200       0      0
WILLBROS GROUP INC DEL         COM            969203108   32,423   3,535,809   SH         SOLE               3,535,809     0      0
